Vessel Operating and Voyage Expenses (Details) - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
Vessel Operating Expenses [Abstract]
Crew and related costs	$ 609,549	$ 983,985
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints	323,322	415,306
Lubricants	104,410	95,835
Insurance	75,321	133,090
Tonnage taxes	33,429	40,345
Other	48,964	59,209
Total	1,194,995	1,727,770
Voyage Expenses [Abstract]
Brokerage commissions	51,735	90,194
Port & other expenses	59,287	57,042
Gain on bunkers	(30,169)	(109,863)
Total	$ 80,853	$ 37,373